Computation of Basic and Diluted Income (Loss) Per Ordinary Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations - basic and diluted	$ (17,926,074)	$ 5,123,259	$ (7,236,712)
Net income attributable to Acorn International, Inc. shareholders from extraordinary items - basic and diluted			$ 827,531
Denominator:
Weighted average ordinary shares outstanding - basic	89,965,979	89,629,395	88,923,162
Weighted average ordinary shares outstanding - diluted	89,965,979	89,796,835	88,923,162
Income (loss) per ordinary share:
-Operations	$ (0.20)	$ 0.06	$ (0.08)
-extraordinary items			$ 0.01
Basic	$ (0.20)	$ 0.06	$ (0.07)
-Operations	$ (0.20)	$ 0.06	$ (0.08)
-extraordinary items			$ 0.01
Diluted	$ (0.20)	$ 0.06	$ (0.07)